Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Jun. 30, 2024 [1]	Jun. 30, 2023 [1]
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	12,500,000	12,500,000	12,500,000
Ordinary shares, shares outstanding	12,500,000	12,500,000	12,500,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on September 20, 2024.